Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Inventories

	As at December 31,
	2018	2017
Ore stockpiles	8,532	9,332
Copper contained in concentrate	3,166	5,933
Molybdenum concentrate	549	217
Materials and supplies	26,739	24,157
	38,986	39,639